Income Taxes (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets and liabilities
Intellectual property	$ 1,000,000	$ 1,038,000
Net operating loss carryforwards	1,285,000	843,000	52,000
Deferred Tax Assets, Gross, Noncurrent	2,285,000	1,881,000	52,000
Valuation allowance	(2,285,000)	(1,881,000)	(52,000)
Net deferred tax asset